UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1 –  Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 120.78%
Agriculture 0.10%
Sadia S.A. - ADR	61,000	$431,882

Consumer/Retail 4.37%
ASKUL Corp.	48,100	899,624
B&G Foods, Inc.	18,700	174,658
Belle International Holdings, Ltd.	480,000	432,152
China Mengniu Dairy Co., Ltd.	325,000	921,158
DSW, Inc.(a)	25,809	304,030
Ford Motor Co.(a)	76,112	366,099
GOME Electrical Appliances Holdings, Ltd.	1,888,400	896,095
Home Inns & Hotels Management, Inc. - ADR(a)	18,600	353,586
Honda Motor Co., Ltd.	96,995	3,300,741
Hyundai Department Store Co., Ltd. - ADR	21,200	1,716,591
Jardine Matheson Holdings, Ltd.	59,818	1,854,358
Jardine Strategic Holdings, Ltd.	47,580	808,860
Kraft Foods, Inc.	45,700	1,300,165
Little Sheep Group Ltd.(a)	99,000	36,567
Lotte Shopping Co., Ltd.	4,900	1,459,156
Parkson Retail Group Ltd.	72,000	525,416
Pou Sheng International Holdings Ltd.(a) (b)	1,382,000	425,381
Regal Hotels International Holdings, Ltd.	7,040,500	343,120
Sumco Corp.	41,600	920,657
Swire Pacific, Ltd.	95,000	971,657
		18,010,071

Energy 43.95%
Alternative Energy Technologies 1.31%
China Sunergy Co., Ltd. - ADR(a)	4,000	33,080
Evergreen Solar, Inc.(a)	97,500	944,775
Sunpower Corp.(a)	33,553	2,415,145
Suntech Power Holdings Co., Ltd. - ADR(a)	54,031	2,024,001
		5,417,001
Coal 10.22%
Alpha Natural Resources, Inc.(a)	40,100	4,182,029
Arch Coal, Inc.	108,107	8,111,268
CONSOL Energy, Inc.	130,200	14,630,574
Massey Energy Co.	12,000	1,125,000
Patriot Coal Corp.(a)	430	65,915
Peabody Energy Corp.	126,600	11,147,130
Walter Industries, Inc.	26,500	2,882,405
		42,144,321
Exploration & Production 18.26%
American Oil & Gas, Inc.(a)	63,194	247,720
Anadarko Petroleum Corp.	53,100	3,974,004
Apache Corp.	16,300	2,265,700
Cabot Oil & Gas Corp.	34,500	2,336,685
Chesapeake Energy Corp.	101,600	6,701,536
ConocoPhillips	21,000	1,982,190
Devon Energy Corp.	35,000	4,205,600
Encana Corp.	31,000	2,818,830
Goodrich Petroleum Corp.(a)	29,900	2,479,308
Hess Corp.	42,900	5,413,551
InterOil Corp.(a)	64,200	1,887,480
OAO Gazprom - ADR	93,400	5,417,200
Occidental Petroleum Corp.	38,000	3,414,680
Parallel Petro Corp.(a)	28,207	567,807
PetroHawk Energy Corp.(a) (c)	30,100	1,393,931
PetroHawk Energy Corp.(a)	189,903	8,794,408
Petroleo Brasileiro S.A. - ADR	111,300	7,883,379
Range Resources Corp.	47,800	3,132,812
Southwestern Energy Co.(a)	132,200	6,294,042
Ultra Petroleum Corp.(a)	20,000	1,964,000
XTO Energy, Inc.	31,000	2,123,810
		75,298,673

Oil Services and Drillers 12.91%
Cameron International Corp.(a)	20,000	1,107,000
Exterran Holdings, Inc.(a)	38,100	2,723,769
FMC Technologies, Inc.(a)	23,400	1,800,162
Forest Oil Corp.(a)	27,600	2,056,200
Fred Olsen Energy ASA	10,000	606,691

Halliburton Co.	21,000	1,114,470
Hornbeck Offshore Services Inc.(a)	51,000	2,882,010
Nabors Industries, Ltd.(a)	15,200	748,296
National Oilwell Varco, Inc.(a)	89,700	7,958,184
Noble Corp.	5,800	376,768
Oceaneering International, Inc.(a)	41,800	3,220,690
ONEOK, Inc.	52,500	2,563,575
Patterson-UTI Energy, Inc.	20,800	749,632
Rowan Companies, Inc.	12,000	561,000
Schlumberger, Ltd.	51,300	5,511,159
Seadrill, Ltd.	76,900	2,351,601
Suncor Energy, Inc.	40,000	2,324,800
Tenaris S.A. - ADR	56,700	4,224,150
Transocean, Inc.(a)	11,481	1,749,590
Weatherford International, Ltd.(a)	174,100	8,633,619
		53,263,366
Tankers 1.25%
DryShips, Inc.	54,700	4,385,846
Golar LNG, Ltd.	48,700	754,363
		5,140,209

TOTAL ENERGY		181,263,570

Finance 14.61%
Banks 11.58%
Banco Bradesco S.A. - ADR	229,950	4,704,776
Banco Itau Holding Financeira S.A. - ADR	209,000	4,244,790
Banco Santander Chile S.A. - ADR	19,000	817,190
Bangkok Bank PLC	437,900	1,558,549
Bank Mandiri Persero Tbk PT	3,393,000	956,811
BlackRock Kelso Capital Corp.	177,200	1,676,312
Daewoo Securities Co., Ltd.	71,640	1,290,965
Daishin Security System Co., Ltd.	129,500	605,374
Hana Financial Group, Inc.	93,700	3,605,396
ICICI Bank, Ltd. - ADR(a)	65,800	1,892,408
Indochina Capital Vietnam Holdings, Ltd.(a)	300,000	1,500,000
Kasikornbank PLC	541,100	1,149,038
Kookmin Bank - ADR	18,100	1,059,031
Korea Exchange Bank	88,300	1,211,324
LG Corp.	12,700	824,368
Malayan Banking BHD	95,975	207,077
Melco International Development, Ltd.	348,000	334,733
Merrill Lynch & Co., Inc	11,300	358,323
Mirae Asset Securities	7,100	695,712
Nomura Holdings, Inc.	79,900	1,183,620
PennantPark Investment Corp.	259,200	1,868,832
Public Bank BHD	571,900	1,820,278
Sberbank	265,500	838,980
Shizuoka Bank, Ltd.	191,000	1,949,842
Siam Commercial Bank PCL - NVDR	1,691,000	3,919,621
Star Asia Financial, Ltd.(b) (d)	125,000	237,500
Unibanco - Uniao de Bancos Brasileiros - GDR	31,750	4,030,028
VTB Bank OJSC	78,100	542,795
Woori Finance Holdings Co., Ltd.	136,300	2,169,490
Woori Investment & Securities Co., Ltd.	29,200	530,376
		47,783,539
Non-Bank 3.03%
Apollo Investment Corp.	455,026	6,520,522
Ares Capital Corp.	141,800	1,429,344
Broadridge Financial Solutions, Inc.	6,250	131,563
Daiwa Securities Group, Inc.	204,700	1,881,501
IntercontinentalExchange, Inc.(a)	10,600	1,208,400
Maiden Holdings, Ltd.(b)	40,100	256,640
MCG Capital Corp.	120,000	477,600
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	16,700	575,618
		12,481,188
TOTAL FINANCE		60,264,727

Gold/Metals 2.10%
Gerdau Ameristeel Corp.	90,700	1,750,510
Nucor Corp.	41,300	3,083,871
Rio Tinto PLC - Sponsored ADR	2,900	1,435,500
Severstal	45,900	1,188,810
Ternium SA	29,100	1,222,200
		8,680,891
Health Care 0.84%
BioSphere Medical, Inc.(a) (c)	100,000	345,000
BioSphere Medical, Inc.(a)	121,100	417,795
Genzyme Corp.(a)	24,000	1,728,480
ImClone Systems, Inc.(a)	14,500	586,670
Molecular Insight Pharmaceuticals, Inc.(a)	71,100	391,761
		3,469,706

Industrial 11.16%
Aegean Marine Petroleum Network, Inc.	78,800	3,206,372
Altra Holdings, Inc.(a)	2,000	33,620
Bakrie Sumatera Plantations Tbk PT	3,694,000	753,223
Byd Co., Ltd.	476,900	611,626
Chicago Bridge & Iron Company	50,100	1,994,982
Crown Holdings, Inc.(a)	24,900	647,151
Daelim Industrial Co., Ltd.	5,300	542,135
Dongyang Mechatronics Corp.	129,000	797,887
Dore Holdings, Ltd.(b)	746,110	42,103
EI Du Pont de Nemours & Co.	31,900	1,368,191
Energy Conversion Devices, Inc.(a)	62,200	4,580,408
Foster Wheeler Ltd.(a)	18,100	1,324,015
Golden Agri-Resources, Ltd.	1,380,000	912,866
Guangzhou Shipyard International Co., Ltd.	242,000	620,732
Hitachi Construction Machinery Co., Ltd.	35,000	980,600
Huaneng Power International, Inc.	1,994,000	1,383,506
IOI Corp. BHD	345,000	786,611
Komatsu, Ltd.	71,500	1,993,125
Maanshan Iron & Steel Co., Ltd.	1,590,000	923,749
Nine Dragons Paper Holdings, Ltd.	530,000	413,274
PT Astra International Tbk	1,712,300	3,575,031
Shougang Concord International Enterprises Co., Ltd.	3,420,000	1,118,471
Sinopec Shanghai Petrochemical Co., Ltd.	2,312,000	794,660
Smurfit-Stone Container Corp.(a)	189,800	772,486
Spirit Aerosystems Holdings, Inc.(a)	37,000	709,660
STX Engine Co., Ltd.	12,900	503,767
Textron, Inc.	12,800	613,504
United States Steel Corp.	75,800	14,006,324
		46,010,079
Insurance 2.64%
ACE, Ltd.	41,800	2,302,762
Castlepoint Holdings, Ltd.	51,600	469,044
Fidelity National Financial, Inc.	263,700	3,322,620
Montpelier Re Holdings, Ltd.	264,800	3,905,800
The Travelers Cos, Inc.	20,000	868,000
		10,868,226
Metals & Mining 4.34%
Agnico-Eagle Mines, Ltd.	14,400	1,070,928
Anglo American PLC - ADR	33,366	1,182,825
Cameco Corp.	74,200	3,180,954
Denison Mines Corp.(a)	63,900	558,350
First Uranium Corp.(a)	13,500	83,142
Freeport-McMoRan Copper & Gold, Inc.	82,000	9,609,580
Gerdau S.A. - ADR	76,000	1,824,760
Paladin Energy, Ltd.(a)	41,500	255,016
Uex Corp.(a)	3,500	15,308
Uranium One, Inc.(a)	4,000	18,829
Ur-Energy, Inc.(a)	46,900	106,706
		17,906,398
Real Estate 5.54%
Cheung Kong Holdings, Ltd.	477,500	6,436,276
Cosco Corp. Singapore, Ltd.	200,000	470,398
Great Eagle Holdings, Ltd.	425,767	1,255,910
Hang Lung Properties, Ltd.	205,000	657,283
Henderson Land Development Co., Ltd.	258,000	1,608,105
Hopewell Holdings, Ltd.	179,000	635,904
Hysan Development Co., Ltd.	744,534	2,043,416
Hyundai Development Co.	21,700	1,099,469
Italian-Thai Development PLC	3,685,000	661,283
Kerry Properties, Ltd.	111,000	582,956
Shun Tak Holdings, Ltd.(b)	100,000	93,623
Sun Hung Kai Properties, Ltd.	367,000	4,979,781
Wharf Holdings, Ltd.	478,125	2,002,088
YNH Property BHD	619,500	333,686
		22,860,178
Real Estate Investment Trusts (REITS) 2.02%
Annaly Capital Management, Inc.	228,000	3,536,280
Anworth Mortgage Asset Corp.	116,800	760,368
Hatteras Financial Corp.(a) (b)	86,400	1,986,336
Hatteras Financial Corp.	87,500	2,011,625
Regal Real Estate Investment Trust	70,405	14,537
		8,309,146
Technology & Communications 16.25%
Akamai Technologies, Inc.(a)	91,600	3,186,764
Centron Telecom International Holdings, Ltd.	398,000	87,285
Chartered Semiconductor Manufacturing, Ltd.(a)	1,700,000	968,359
China Telecom Corp., Ltd.(d)	1,180,000	641,662

China Unicom, Ltd.	428,000	794,823
Chunghwa Telecom Co., Ltd.	138,300	3,508,671
Cisco Systems, Inc.(a)	294,300	6,845,418
Comcast Corp.	278,200	5,219,032
Corning, Inc.	70,000	1,613,500
CTC Media, Inc.(a)	57,200	1,410,552
Fairchild Semiconductor International, Inc.(a)	77,200	905,556
Ingram Micro, Inc.(a)	193,700	3,438,175
Intel Corp.	471,100	10,119,228
Magal Security Systems, Ltd.(a)	254,826	2,160,924
Marvell Technology Group, Ltd.(a)	103,600	1,829,576
Microsoft Corp.	301,400	8,291,514
Mobile Telesystems	24,400	1,869,284
Net Servicos de Comunicacao S.A. - ADR	88,500	1,114,215
Nvidia Corp.(a)	70,000	1,310,400
Oracle Corp.(a)	233,700	4,907,700
Radvision, Ltd.(a)	271,400	1,652,826
Samsung Electronics Co., Ltd.	5,595	3,342,933
Sistema JSFC	32,000	961,920
Vimpel-Communications	28,400	842,912
		67,023,229
Transportation 1.31%
Continental Airlines, Inc.(a)	19,500	197,145
Babcock & Brown Air, Ltd. - ADR	96,200	960,076
Delta Air Lines, Inc.(a)	16,000	91,200
Safe Bulkers, Inc.(a)	48,700	917,508
Seaspan Corp.	135,000	3,242,700
		5,408,629
Utilities 11.55%
AES Corp.(a)	228,000	4,379,880
Calpine Corp.(a)	175,400	3,957,024
Constellation Energy Group, Inc.	28,100	2,307,010
DPL, Inc.	114,500	3,020,510
Enbridge, Inc.	69,700	3,011,652
Entergy Corp.	30,400	3,662,592
Equitable Resources, Inc.	81,500	5,628,390
FirstEnergy Corp.	21,300	1,753,629
FPL Group, Inc.	42,400	2,780,592
Mirant Corp.(a)	16,000	626,400
National Fuel Gas Co.	87,573	5,208,842
NRG Energy, Inc.(a)	123,100	5,280,990
Quanta Services, Inc.(a)	20,800	692,016
Reliant Energy, Inc.(a)	92,000	1,956,840
Williams Cos., Inc.	83,500	3,365,885
		47,632,252

TOTAL COMMON STOCKS
(Cost $450,835,234)		498,138,984

EXCHANGE TRADED FUNDS 5.33%
iShares Dow Jones Select Dividend Fund	70,000	3,446,100
iShares FTSE/Xinhua China 25 Index Fund	38,900	5,114,961
iShares MSCI Hong Kong Fund	57,800	978,554
iShares MSCI Pacific Fund	5,600	762,104
iShares S&P Latin America 40 Fund	30,000	8,250,000
UltraShort QQQ ProShares Fund	76,700	3,433,859

TOTAL EXCHANGE TRADED FUNDS
(Cost $17,636,099)		21,985,578

	Principal Amount
PARTICIPATION NOTES 0.21%
Acer, Inc.(a)	$438,000	862,926

TOTAL PARTICIPATION NOTES (Cost $951,073)		862,926

	Shares
PREFERRED STOCKS 3.30%
Bank of America Corp., 8.200%	27,000	669,870
Citigroup, Inc., 8.125%	143,000	3,203,200
Deutsche Bank Contingent Capital Trust V, 8.050%	54,500	1,304,730
Federal National Mortgage Association (FNMA), 7.000%(e)	64,000	3,034,003
Federal National Mortgage Association (FNMA), 8.250%	33,200	761,940
Freddie Mac, 8.375%	36,500	886,950
JPMorgan Chase Capital XXVI, 8.000%(e)	55,100	1,426,539
Merrill Lynch & Co. Inc, 8.625%	100,900	2,340,880

TOTAL PREFERRED STOCKS (Cost $14,373,146)		13,628,112

CLOSED-END FUNDS 0.30%
The Ottoman Fund(a) (b)	835,800	1,215,285

TOTAL CLOSED-END FUNDS
(Cost $1,453,874)		1,215,285

Description and Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 3.03%
Anadarko Petroleum Corp.
09/15/2009(e)	3.176%	$1,700,000	1,681,028
Bank of America Corp.
12/29/2049(e)	8.000%	1,450,000	1,361,898
Chubb Corp.
11/15/2011	6.000%	950,000	964,187
Comcast Cable Communications LLC
06/15/2009	6.875%	1,215,000	1,248,161
Comcast Corp.
01/15/2010	5.850%	1,215,000	1,234,210
JPMorgan Chase & Co.
11/15/2010	4.500%	1,250,000	1,248,131
Merrill Lynch & Co., Inc
Series MTNC, 09/09/2009(e)	2.937%	2,450,000	2,357,673
Morgan Stanley
01/15/2010	4.000%	1,215,000	1,193,776
01/18/2011(e)	2.984%	1,250,000	1,188,841

TOTAL CORPORATE BONDS (Cost $12,645,396)			12,477,905

ASSET/MORTGAGE BACKED SECURITIES 13.36%
Fannie Mae Pool
Series 2008-257201, 05/01/2018	5.000%	5,149,196	5,131,183
Series 2008-889279, 03/01/2023	5.000%	2,145,596	2,127,135
Series 2007-888430, 11/01/2033	5.000%	2,161,136	2,085,201
Freddie Mac Gold Pool
Series 2006-G12471, 12/01/2018	4.500%	2,353,581	2,303,127
Series 2006-2342, 10/01/2036	5.000%	1,926,774	1,850,643
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(e)	23.992%	1,922,293	2,055,636
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	934,451	903,722
Series 2007-3952, 02/20/2037	5.000%	719,323	695,669
Series 2007-3964, 03/20/2037	5.000%	5,167,352	4,997,429
Series 2007-3994, 06/20/2037	5.000%	1,099,695	1,063,533
Series 2008-4097, 03/20/2038	5.000%	944,536	913,223
Series 2008-4113, 04/20/2038	5.000%	4,634,018	4,480,391
Government National Mortgage Association (GNMA)
Series 2006-8, Class A, 08/16/2025	3.942%	2,572,465	2,560,765
Series 2006-68, Class A, 07/16/2026	3.888%	1,416,151	1,401,358
Series 2007-52, Class A, 06/16/2027	4.054%	1,883,748	1,873,531
Series 2006-3, Class A, 01/16/2028	4.212%	2,061,494	2,051,642
Series 2008-48, Class A, 01/16/2029(d)	3.725%	1,000,000	981,406
Series 2006-32, Class A, 01/16/2030	5.079%	3,551,040	3,572,361
Series 2006-66, Class A, 08/16/2030	4.087%	1,611,637	1,598,791
Series 2006-67, Class A, 11/16/2030	3.947%	856,705	847,158
Series 2005-79, Class A, 10/16/2033	3.998%	474,486	471,346
Series 2008-22, Class A, 05/16/2035	3.500%	2,261,287	2,199,056
Series 2007-37, Class SB, 03/20/2037(e)	14.001%	772,785	753,336
Series 2007-37, Class SA, 03/20/2037(e)	14.001%	964,094	968,662
Series 2007-37, Class SY, 06/16/2037(e)	15.410%	544,715	530,441
Series 2008-45, Class A, 05/01/2048	3.576%	6,783,762	6,696,578

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $55,518,157)			55,113,323

GOVERNMENT & AGENCY OBLIGATIONS 3.54%
Federal Farm Credit Bank
09/06/2011	3.950%	2,325,000	2,325,370
05/01/2013	4.250%	2,230,000	2,226,247
Federal National Mortgage Association
04/08/2013	4.000%	1,780,000	1,771,404
Freddie Mac
06/23/2010	4.125%	1,600,000	1,605,270
05/20/2013	4.350%	2,430,000	2,430,183
U.S. Treasury Bonds
06/30/2012	4.875%	4,000,000	4,254,376
TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $14,432,263)			14,612,850

STRUCTURED NOTES 1.20%
Merrill Lynch & Co., Inc.
01/29/2022(b) (d) (e)	9.580%	7,500,000	4,950,000
TOTAL STRUCTURED NOTES (Cost $7,500,000)			4,950,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 1.20%
Purchased Call Options 0.36%
Petroleo Brasileiro SA	January, 2009	$60.00	1,000	1,495,000

TOTAL PURCHASED CALL OPTIONS
(Cost $1,023,055)				1,495,000

Purchased Put Options 0.84%
Energy Select Sector SPDR Fund	September, 2008	88.00	5,000	2,650,000
iShares Russell 2000 Index Fund	September, 2008	70.00	1,300	581,750
Oil Service HOLDRs Trust	July, 2008	155.00	1,000	2,000
Oil Service HOLDRs Trust	October, 2008	170.00	1,000	232,000

TOTAL PURCHASED PUT OPTIONS
(Cost $7,411,910)				3,465,750

TOTAL PURCHASED OPTIONS
(Cost $8,434,965)				4,960,750

		Interest Rate	Shares	Value
SHORT TERM INVESTMENTS 0.91%
JP Morgan Prime Money Market Fund(f)		2.380%	3,755,592	3,755,592

TOTAL SHORT TERM INVESTMENTS
(Cost $3,755,592)				3,755,592

Total Investments* - 153.16%
(Cost $587,535,799)				631,701,305

Liabilities in Excess of Other Assets - (53.16%)				(219,254,884)

NET ASSETS - 100.00%				$412,446,421

SCHEDULE OF OPTIONS WRITTEN

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
Call Options Written
Petroleo Brasileiro SA	January, 2009	$75.00	1,000	$(725,000)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $468,132)				(725,000)

Put Options Written
iShares Russell 2000 Index Fund	September, 2008	62.00	1,300	(212,550)
Oil Service HOLDRs Trust	July, 2008	135.00	1,000	(1,500)
Oil Service HOLDRs Trust	October, 2008	140.00	1,000	(45,500)
Energy Select Sector SPDR Fund	September, 2008	80.00	5,000	(1,187,500)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $3,542,840)				(1,447,050)

TOTAL OPTIONS WRITTEN
(Premiums received $4,010,972)				$(2,172,050)

SCHEDULE OF SECURITIES SOLD SHORT

			Shares	Value
Aluminum Corp. of China, Ltd.			(54,200)	$(1,546,868)
American International Group, Inc.			(159,400)	(4,217,724)
Ameriprise Financial, Inc.			(24,100)	(980,147)
Ashland, Inc.			(7,500)	(361,500)
Boston Properties, Inc.			(9,800)	(884,156)
CNOOC, Ltd.			(4,500)	(780,930)
Comerica, Inc.			(60,100)	(1,540,363)
Dawson Geophysical Co.			(2,740)	(162,920)

Dexia S.A.	(82,200)	(1,314,910)
Fannie Mae	(152,300)	(2,971,373)
Financial Select Sector SPDR	(173,500)	(3,496,025)
Freddie Mac	(159,000)	(2,607,600)
General Motors Corp.	(102,500)	(1,178,750)
HSBC Holdings PLC - Sponsored ADR	(26,900)	(2,063,230)
iShares Dow Jones US Real Estate Index Fund	(57,300)	(3,492,435)
iShares MSCI Emerging Markets Fund	(32,667)	(4,428,992)
iShares MSCI Germany	(25,700)	(758,150)
iShares MSCI Mexico Investable Market Index Fund	(37,400)	(2,129,556)
iShares Russell 2000 Index Fund	(180,700)	(12,473,721)
iShares S&P 500 Index Fund	(25,300)	(3,236,123)
JPMorgan Chase & Co.	(49,100)	(1,684,621)
Li & Fung, Ltd.	(168,000)	(506,332)
Martin Marietta Materials, Inc.	(11,400)	(1,180,926)
Metavante Technologies, Inc.	(270)	(6,107)
Nippon Steel Corp.	(360,000)	(1,949,428)
Regional Bank HOLDRs Trust	(12,400)	(1,119,844)
SunTrust Banks, Inc.	(12,400)	(449,128)
Swift Energy Co.	(18,500)	(1,222,110)
Toro Co.	(9,600)	(319,392)
Vanguard Emerging Markets ETF	(128,000)	(5,990,400)

TOTAL SECURITIES SOLD SHORT
(Proceeds $79,978,144)		$(65,053,761)

Abbreviations

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

ASA - Allmennaksjeselskap is the Norweigan term for a public limited company

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

PCL - Public Company Limited

PT - equivalent to Public Limited Company in Indonesia

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

OJSC - Open Joint Stock Company

JSFC - Joint Stock Financial Corporation

Tbk - Terbuka (stock symbol in Indonesian)

REMICS - Real Estate Mortgage Investment Conduits

SPDR - Standard & Poor’s Depositary Receipt

ETF -  Exchange Traded Fund

LLC -  Limited Liability Company

Notes to Statement of Investments

*  All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2008.

(a)  Non-Income Producing Security.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, these securities had a total value of $9,206,868 or 2.23% of total net assets.

(c)  Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2008, these securities had a total value of $1,738,931 or 0.42% of total net assets.

(d)  Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2008, these securities had a total value of $6,406,406 or 1.55% of total net assets.

(e)  Floating or variable rate security - rate disclosed as of June 30, 2008.

(f)  Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$98,987,033
Gross depreciation (excess of tax cost over value)	(56,675,659)
Net unrealized appreciation	$42,311,374
Cost of investments for income tax purposes	$589,389,931

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2008 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2008, securities which have been fair valued represented 1.55% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008.  FAS 157

established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$547,701,177	$—
Level 2 - Other Significant Observable Inputs	$83,762,628	$
Level 3 - Significant Unobservable Inputs	$237,500	$—
Total	$631,701,305	$

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$937,500
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(700,000)
Net purchases/(sales)	—
Transfers in and/or out of level 3	—
Balance as of 6/30/08	$237,500

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	—	$—
Positions opened	1,000	468,132
Options expired	—	—
Options closed	—	—

Outstanding, June 30, 2008	1,000	$468,132
Market Value, June 30, 2008		$(725,000)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	12,250	$5,611,019
Positions opened	5,000	1,681,240
Options expired	(8,950)	(3,749,419)
Options closed	—	—

Outstanding, June 30, 2008	8,300	$3,542,840
Market Value, June 30, 2008		$(1,447,050)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 29, 2008